Other Expense, Net Other Expense, Net Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				3 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011	May 02, 2013	Mar. 30, 2013 Cardiomems [Member]	Dec. 28, 2013 Three point seven five percent Senior Notes Due Two Thousand Fourteen [Member]	Jun. 29, 2013 Three point seven five percent Senior Notes Due Two Thousand Fourteen [Member]	Dec. 28, 2013 Four point eight seven five percent Senior Notes Due Two Thousand Nineteen [Member]	Jun. 29, 2013 Four point eight seven five percent Senior Notes Due Two Thousand Nineteen [Member]
Debt Instrument, Face Amount						$ 700	$ 700	$ 500	$ 500
Make-whole redemption charge				161
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Loss					29
Pre-tax gain on sale of investment	$ 13	$ 14	$ 0